Fair Value Long-term Debt, Other Temporary Investments, Nuclear Trusts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		$ 23,346.7		$ 21,173.3
Long-term Debt, Fair Value		24,093.9		23,649.6
Other Temporary Investments
Cost		355.0		341.4
Gross Unrealized Gains		16.4		19.7
Gross Unrealized Losses		(2.3)		(1.4)
Fair Value		369.1		359.7
Debt and Equity Securities Within Other Temporary Investments
Proceeds From Investment Sales		0.0		0.0		$ 0.0
Purchases of Investments		3.1		14.2		2.3
Gross Realized Gains on Investment Sales		0.0		0.0		0.0
Gross Realized Losses on Investment Sales		0.0		0.0		0.0
Nuclear Trust Fund Investments
Fair Value		2,474.9		2,527.6
Contractual Maturities, Fair Value of Debt Securities
Fair Value		2,474.9		2,527.6
Fair Value Measurements (Textuals)
Long-term Debt, Fair Value		24,093.9		23,649.6
Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		794.7		902.5
Other-Than-Temporary Impairments		(9.2)		(80.5)
Securities Activity Within the Decommissioning and SNF Trusts
Proceeds from Investment Sales		2,010.0		2,256.3		2,957.7
Purchases of Investments		2,064.7		2,300.5		3,000.0
Gross Realized Gains on Investment Sales		47.5		200.7		46.1
Gross Realized Losses on Investment Sales		32.8		146.0		24.4
Contractual Maturities, Fair Value of Debt Securities
Within 1 year		359.4
After 1 year through 5 years		358.9
After 5 years through 10 years		176.1
After 10 years		162.7
Fair Value Measurements (Textuals)
Adjusted Cost of Debt Securities		1,000.0		1,000.0
Adjusted Cost of Domestic Equity Securities		629.0		594.0
AEP Texas Inc. [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		3,881.3		3,649.3
Long-term Debt, Fair Value		3,964.6		3,964.8
Fair Value Measurements (Textuals)
Long-term Debt, Fair Value		3,964.6		3,964.8
AEP Transmission Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		2,823.0		2,550.4	[1]
Long-term Debt, Fair Value		2,782.4		2,782.9
Fair Value Measurements (Textuals)
Long-term Debt, Fair Value		2,782.4		2,782.9
Appalachian Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		4,062.6		3,980.1
Long-term Debt, Fair Value		4,473.3		4,782.6
Fair Value Measurements (Textuals)
Long-term Debt, Fair Value		4,473.3		4,782.6
Indiana Michigan Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		3,035.4		2,745.1
Long-term Debt, Fair Value		3,070.2		3,014.7
Nuclear Trust Fund Investments
Fair Value		2,474.9		2,527.6
Contractual Maturities, Fair Value of Debt Securities
Fair Value		2,474.9		2,527.6
Fair Value Measurements (Textuals)
Long-term Debt, Fair Value		3,070.2		3,014.7
Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		794.7		902.5
Other-Than-Temporary Impairments		(9.2)		(80.5)
Securities Activity Within the Decommissioning and SNF Trusts
Proceeds from Investment Sales		2,010.0		2,256.3		2,957.7
Purchases of Investments		2,064.7		2,300.5		3,000.0
Gross Realized Gains on Investment Sales		47.5		200.7		46.1
Gross Realized Losses on Investment Sales		32.8		146.0		$ 24.4
Contractual Maturities, Fair Value of Debt Securities
Within 1 year		359.4
After 1 year through 5 years		358.9
After 5 years through 10 years		176.1
After 10 years		162.7
Fair Value Measurements (Textuals)
Adjusted Cost of Debt Securities		1,000.0		1,000.0
Adjusted Cost of Domestic Equity Securities		629.0		594.0
Ohio Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		1,716.6		1,719.3
Long-term Debt, Fair Value		1,919.7		2,064.3
Fair Value Measurements (Textuals)
Long-term Debt, Fair Value		1,919.7		2,064.3
Public Service Co Of Oklahoma [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		1,287.0		1,286.5
Long-term Debt, Fair Value		1,361.9		1,457.1
Fair Value Measurements (Textuals)
Long-term Debt, Fair Value		1,361.9		1,457.1
Southwestern Electric Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		2,713.4		2,441.9
Long-term Debt, Fair Value		2,670.2		2,645.9
Fair Value Measurements (Textuals)
Long-term Debt, Fair Value		2,670.2		2,645.9
Cash [Member]
Other Temporary Investments
Cost	[2]	230.6		220.1
Gross Unrealized Gains	[2]	0.0		0.0
Gross Unrealized Losses	[2]	0.0		0.0
Fair Value	[2],[3]	230.6		220.1
Fixed Income Funds [Member]
Nuclear Trust Fund Investments
Fair Value		1,057.1		1,048.7
Contractual Maturities, Fair Value of Debt Securities
Fair Value		1,057.1		1,048.7
Fixed Income Funds [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		28.4		34.3
Other-Than-Temporary Impairments		(9.2)		(5.0)
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value		1,057.1		1,048.7
Contractual Maturities, Fair Value of Debt Securities
Fair Value		1,057.1		1,048.7
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		28.4		34.3
Other-Than-Temporary Impairments		(9.2)		(5.0)
Mutual Funds Fixed Income [Member]
Other Temporary Investments
Cost	[4]	106.6		104.3
Gross Unrealized Gains	[4]	0.0		0.0
Gross Unrealized Losses	[4]	(2.3)		(1.4)
Fair Value	[4]	104.3		102.9
Domestic [Member]
Nuclear Trust Fund Investments
Fair Value	[5]	1,395.3		1,461.7
Contractual Maturities, Fair Value of Debt Securities
Fair Value	[5]	1,395.3		1,461.7
Domestic [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Unrealized Gain on Securities		784.0
Unrealized Loss on Securities		18.0
Nuclear Trust Fund Investments
Gross Unrealized Gains		766.3	[6]	868.2
Other-Than-Temporary Impairments		0.0	[6]	(75.5)
Domestic [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value	[5]	1,395.3		1,461.7
Contractual Maturities, Fair Value of Debt Securities
Fair Value	[5]	1,395.3		1,461.7
Domestic [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Unrealized Gain on Securities		784.0
Unrealized Loss on Securities		18.0
Nuclear Trust Fund Investments
Gross Unrealized Gains		766.3	[6]	868.2
Other-Than-Temporary Impairments		0.0	[6]	(75.5)
Mutual Funds Equity [Member]
Other Temporary Investments
Cost		17.8		17.0
Gross Unrealized Gains		16.4		19.7
Gross Unrealized Losses		0.0		0.0
Fair Value		34.2		36.7
Cash and Cash Equivalents [Member]
Nuclear Trust Fund Investments
Fair Value	[7]	22.5		17.2
Contractual Maturities, Fair Value of Debt Securities
Fair Value	[7]	22.5		17.2
Cash and Cash Equivalents [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		0.0		0.0
Other-Than-Temporary Impairments		0.0		0.0
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value	[7]	22.5		17.2
Contractual Maturities, Fair Value of Debt Securities
Fair Value	[7]	22.5		17.2
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		0.0		0.0
Other-Than-Temporary Impairments		0.0		0.0
US Government Agencies Debt Securities [Member]
Nuclear Trust Fund Investments
Fair Value		996.1		981.2
Contractual Maturities, Fair Value of Debt Securities
Fair Value		996.1		981.2
US Government Agencies Debt Securities [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		26.7		29.7
Other-Than-Temporary Impairments		(7.1)		(3.6)
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value		996.1		981.2
Contractual Maturities, Fair Value of Debt Securities
Fair Value		996.1		981.2
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		26.7		29.7
Other-Than-Temporary Impairments		(7.1)		(3.6)
Corporate Debt [Member]
Nuclear Trust Fund Investments
Fair Value		52.4		58.7
Contractual Maturities, Fair Value of Debt Securities
Fair Value		52.4		58.7
Corporate Debt [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		1.1		3.8
Other-Than-Temporary Impairments		(1.9)		(1.2)
Corporate Debt [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value		52.4		58.7
Contractual Maturities, Fair Value of Debt Securities
Fair Value		52.4		58.7
Corporate Debt [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		1.1		3.8
Other-Than-Temporary Impairments		(1.9)		(1.2)
State and Local Jurisdiction [Member]
Nuclear Trust Fund Investments
Fair Value		8.6		8.8
Contractual Maturities, Fair Value of Debt Securities
Fair Value		8.6		8.8
State and Local Jurisdiction [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		0.6		0.8
Other-Than-Temporary Impairments		(0.2)		(0.2)
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value		8.6		8.8
Contractual Maturities, Fair Value of Debt Securities
Fair Value		8.6		8.8
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		0.6		0.8
Other-Than-Temporary Impairments		$ (0.2)		$ (0.2)

[1]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[2]	Primarily represents amounts held for the repayment of debt.
[3]	Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or third-parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.
[4]	Primarily short and intermediate maturities which may be sold and do not contain maturity dates.
[5]	Amounts represent publicly traded equity securities and equity-based mutual funds.
[6]	Amount reported as Gross Unrealized Gains includes unrealized gains of $784 million and unrealized losses of $18 million. AEP adopted ASU 2016-01 during the first quarter of 2018 by means of a modified retrospective approach. Due to the adoption of the ASU, Other-Than-Temporary Impairments are no longer applicable to Equity Securities with readily determinable fair values.
[7]	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.